Stock-Based Compensation (Details 2)	1 Months Ended		12 Months Ended
	Jan. 31, 2015	Jan. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	82.10%		82.20%	82.10%
Expected term in years	6 years		6 years
Risk-free interest rate	1.56%		1.74%
Granted	130,000	0	891,000	1,456,000
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term in years				5 years 6 months 4 days
Risk-free interest rate				0.61%
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term in years				6 years 1 month 6 days
Risk-free interest rate				1.62%